REVENUES (Revenues by Product) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues	¥ 25,042,613,341	$ 3,642,297,046	¥ 26,472,943,454	¥ 21,400,638,092
Sales of solar modules [Member]
Operating Revenue By Product Type [Line Items]
Revenues	24,090,687,469		25,656,934,835	20,825,750,050
Sales of silicon wafers [Member]
Operating Revenue By Product Type [Line Items]
Revenues	567,241,687		455,695,782	136,079,690
Sales of solar cells [Member]
Operating Revenue By Product Type [Line Items]
Revenues	291,232,876		346,069,432	155,016,285
Sales of recovered silicon materials [Member]
Operating Revenue By Product Type [Line Items]
Revenues	0		0	860,047
Solar system integration projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues	0		0	269,661,653
Sales of solar Projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues	93,451,309		0	0
Revenue from generated electricity [Member]
Operating Revenue By Product Type [Line Items]
Revenues	¥ 0		¥ 14,243,405	¥ 13,270,367